EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 1, 2008 TO THE

PROSPECTUS DATED MAY 1, 2008

This Supplement updates certain information contained in the Prospectus dated May 1, 2008, of EQ Advisors Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The Board of Trustees of the Trust recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company (“AXA Equitable”). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for ten portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for fifteen portfolios of the Trust.

Elimination of the Expense Limitation Arrangements for Certain Portfolios of the Trust

Effective as of September 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/Davis New York Venture Portfolio, EQ/Evergreen International Bond Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio. References to the expense limitation arrangements in the section of the Prospectus entitled “Management of the Trust – Expense Limitation Agreement” are hereby amended to reflect the elimination of the expense limitation arrangements for these Portfolios.

Amendments to the Expense Limitation Arrangements for Certain Portfolios of the Trust

The table below sets forth the expense limitation arrangements for certain Portfolios of the Trust. Unless noted otherwise, such arrangements are effective as of September 1, 2008. The information provided in the table below hereby amends the information in the section of the Prospectus entitled “Management of the Trust – Expense Limitation Agreement.”

	Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA	Class IB
EQ/AllianceBernstein International Portfolio	0.90%	1.15%
EQ/AllianceBernstein Value Portfolio	0.75%	1.00%
EQ/BlackRock International Value Portfolio	1.05%	1.30%
EQ/Calvert Socially Responsible Portfolio*	0.90%	1.15%
EQ/Capital Guardian Research Portfolio	0.72%	0.97%
EQ/Caywood-Scholl High Yield Bond	0.80%	1.05%
EQ/FI Mid Cap Portfolio	0.85%	1.10%
EQ/JPMorgan Value Opportunities Portfolio	0.75%	1.00%
EQ/Large Cap Core PLUS Portfolio	0.75%	1.00%
EQ/Large Cap Growth PLUS Portfolio	0.75%	1.00%
EQ/Mid Cap Value PLUS Portfolio	0.80%	1.15%
EQ/Montag & Caldwell Growth Portfolio	0.95%	1.20%
EQ/PIMCO Real Return Portfolio	0.70%	0.95%
EQ/T. Rowe Price Growth Stock Portfolio	0.95%	1.20%
EQ/Van Kampen Mid Cap Growth Portfolio	0.85%	1.10%

*	Effective November 3, 2008.

Updated Fee Tables and One Year Expense Examples for Each Portfolio

With respect to each of the Portfolios referenced in the table above, the information in the section of the Prospectus “About the Investment Portfolios – Portfolio Fees and Expenses” and the Example for the one year period with respect to each Portfolio is deleted and replaced with the following:

1.	EQ/AllianceBernstein International Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/AllianceBernstein International Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.71%	0.71%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.89%	1.14%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.89%	1.14%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.90% for Class IA shares and 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the period ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$91	$116

2.	EQ/AllianceBernstein Value Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/AllianceBernstein Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.59%	0.59%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.71%	0.96%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.71%	0.96%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”

**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.63% for Class IA shares and 0.88% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$73	$98

3.	EQ/BlackRock International Value Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/BlackRock International Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.81%	0.81%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.00%	1.25%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	1.00%	1.25%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA shares and 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the period ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$102	$127

4.	EQ/Calvert Socially Responsible Portfolio (effective November 3, 2008)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Portfolio Operating Expenses	0.88%	1.13%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.88%	1.13%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.90% for Class IA shares and 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$90	$115

5.	EQ/Capital Guardian Research Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.63%	0.63%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Less Fee Waiver/Expense Reimbursement*	(0.04)%	(0.04)%
Net Total Annual Portfolio Operating Expenses**	0.72%	0.97%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$74	$99

6.	EQ/FI Mid Cap Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/FI Mid Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.68%	0.68%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.81%	1.06%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.81%	1.06%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IA shares and 1.10% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$83	$108

7.	EQ/JPMorgan Value Opportunities Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.99%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.74%	0.99%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

	Class IA Shares	Class IB Shares
1 Year	$76	$101

8.	EQ/Large Cap Core PLUS Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses (Underlying ETFs) ††	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.77%	1.02%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses*, **	0.77%	1.02%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and, expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETFs expenses.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.63% for Class IA shares and 0.88% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$79	$104

9.	EQ/Large Cap Growth PLUS Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses (Underlying ETFs) ††	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses*,**	0.76%	1.01%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and, expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETFs expenses.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.61% for Class IA shares and 0.86% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$78	$103

10.	EQ/Mid Cap Value PLUS Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses Underlying ETFs) ††	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.81%	1.06%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses*,**	0.81%	1.06%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
††	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and, expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETFs expenses.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.80% for Class IA shares and 1.05% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.60% for Class IA shares and 0.85% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$83	$108

11.	EQ/Montag & Caldwell Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.90%	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.90%	1.15%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IA shares and 1.20% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”

**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.88% for Class IA shares and 1.13% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$92	$117

12.	EQ/T. Rowe Price Growth Stock Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.79%	0.79%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.93%	1.18%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.93%	1.18%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IA shares and 1.20% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.65% for Class IA shares and 0.90% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$95	$120

13.	EQ/Van Kampen Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Van Kampen Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.85%	1.10%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses**	0.85%	1.10%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IA shares and 1.10% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.84% for Class IA shares and 1.09% for Class IB shares.

Example

	Class IA Shares	Class IB Shares
1 Year	$87	$112

14.	EQ/Caywood-Scholl High Yield Bond Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Caywood-Scholl High Yield Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses	0.76%	1.01%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.80% for Class IA shares and 1.05% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”

Example

	Class IA Shares	Class IB Shares
1 Year	$78	$103

15.	EQ/PIMCO Real Return Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/PIMCO Real Return Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.69%	0.94%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Total Annual Portfolio Operating Expenses	0.69%	0.94%

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.70% for Class IA shares and 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement see “Management of the Trust – Expense Limitation Agreement.”

Example

	Class IA Shares	Class IB Shares
1 Year	$70	$96